Inventory (Details) - Schedule of inventory - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of inventory [Abstract]
Finished products	$ 7,392,002	$ 6,031,753
Impairment of finished products	(3,555,683)	(3,819,955)
Accessories and spare parts	675,001	1,025,366
Impairment of accessories and spare parts	(418,770)	(839,693)
Total	$ 4,092,550	$ 2,397,471